Revenue Recognition Revenue Recognition - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contract with Customer, Liability		$ 63	$ 64
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	$ 109
Revenue, Remaining Performance Obligation	$ 131
Revenue, Performance Obligation, Description of Timing	While Rewards Credits are generally redeemed by customers over a four-year period from when they were earned, of the total Reward Credits expected to be redeemed, approximately 90% are redeemed within one year and approximately 10% are redeemed beyond one year.
Customer Advances [Member]
Contract with Customer, Liability, Revenue Recognized	$ 56	$ 59
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	28
Revenue, Remaining Performance Obligation	69
Customer Loyalty Program [Member]
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	80
Revenue, Remaining Performance Obligation	$ 62
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description of Transition Method	In May 2014, the FASB issued a new standard related to revenue recognition, ASU 2014-09, Revenue from Contracts with Customers. We adopted the standard effective January 1, 2018, using the full retrospective method, which requires the Company to recast each prior reporting period presented consistent with the new standard. The most significant effects of adopting the new standard related to the accounting for our Total Rewards customer loyalty program and casino promotional allowances.